Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Units	Dec. 31, 2021 USD ($) Units	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)
Accounting Policies [Line Items]
Closing foreign exchange rate of CNY per US$1.00	6.3726				6.3726
Equity securities measured at fair value using alternate measurement	¥ 207,166		¥ 126,583		$ 32,509
Equity securities without readily determinable fair value, upward price adjustment	82,492	$ 12,945	14,301
Equity securities without readily determinable fair value, downward price adjustment	0	0	0
Equity securities without readily determinable fair value cumulative loss	0		0		0
Impairment of long lived assets | ¥	0		0	¥ 0
Advertising expenses	24,070	3,777	15,348	29,271
Employee benefit expenses	310,126	48,666	126,784	155,848
Cash Consideration Paid	52,493	8,237	14,650	¥ 94,376
Equity method investment, realized gain loss on disposal	10,363	$ 1,626
Accumulated deficit	(7,458,752)		(5,864,356)		(1,170,441)	¥ 5,684	$ 892
Equity securities without readily determinable fair value, Upward price adjustment, Cumulative amount	¥ 96,793		¥ 14,301		$ 15,189
Number of reporting units | Units	2	2